DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
DEPOSIT [Abstract]
Schedule of Short-Term Deposits
	December 31,
	2020	2019

Bonds deposit (1)	$2,045	$-
Restricted account (2)	187	-
SWAP (3)	332	-

	$2,564	$-

Schedule of Long-Term Deposits
	December 31,
	2020	2019

Bonds deposit (1)	$-	$1,903
Restricted account (2)	-	232
SWAP (3)	-	458
Other	98	85

	$98	$2,678

(1)	Bonds deposit of one payment of principal and interest reserves. See Note 11.

(2)	Restricted amount related to the hedging transaction, see details (3) below.

(3)
Hedging of cross currency interest rate swap transaction for the total amount of approximately NIS 34,200,000 at fixed interest rate of 6.7% in exchange for approximately $ 8,700 at fixed interest rate of 7.95% with semi-annually payments commencing on June 2016 through December 2021, the termination date. As of December 31, 2020, the hedging amount is $ 1,455.